Consolidated balance sheets - EUR (€) € in Thousands	Sep. 30, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	€ 1,099,114	€ 1,599,113
Trade accounts and other receivables from unrelated parties	3,314,055	3,142,298
Accounts receivable from related parties	34,692	32,683
Inventories	2,413,337	2,140,771
Current income tax refundable	101,089	126,197
Other current assets	493,606	410,834
Other current financial assets	383,993	446,504
Total current assets	7,839,886	7,898,400
Property, plant and equipment	3,537,165	3,486,293
Right-of-use assets	2,847,603	3,013,502
Intangible assets	1,258,209	1,254,489
Goodwill	14,016,750	13,571,394
Non-current income tax refundable	137,000	92,051
Deferred taxes	301,258	236,547
Investment in equity method investees	678,318	663,652
Other non-current assets	145,117	126,174
Other non-current financial assets	687,905	659,831
Total non-current assets	23,609,325	23,103,933
Total assets	31,449,211	31,002,333
Liabilities
Accounts payable to unrelated parties	775,932	737,595
Accounts payable to related parties	151,665	97,951
Current provisions	383,204	431,370
Other current liabilities	1,186,504	1,039,743
Other current financial liabilities	2,167,560	1,601,517
Short-term debt from unrelated parties	349,574	17,015
Current portion of long-term debt	2,039,651	1,596,029
Current portion of lease liabilities from unrelated parties	580,875	577,392
Current portion of lease liabilities from related parties	4,305	6,896
Income tax liabilities	266,211	139,595
Total current liabilities	7,905,481	6,245,103
Long-term debt, less current portion	5,147,754	5,691,852
Lease liabilities from unrelated parties, less current portion	2,755,896	2,895,215
Lease liabilities from related parties, less current portion	8,434	11,206
Non-current provisions	231,736	173,351
Other non-current liabilities	162,422	147,563
Other non-current financial liabilities	202,744	182,166
Pension liabilities	507,218	574,807
Income tax liabilities	111,668	108,738
Deferred taxes	658,376	689,523
Total non-current liabilities	9,786,248	10,474,421
Total liabilities	17,691,729	16,719,524
Shareholders' equity:
Ordinary shares, no par value, €1.00 nominal value, 357,905,974 shares authorized, 268,564,630 issued and 259,509,365 outstanding as of September 30, 2026 (December 31, 2025: 382,754,793 shares authorized, 293,413,449 issued, and 279,288,885 outstanding)	268,564	293,413
Treasury stock, at cost	(357,124)	(586,094)
Additional paid-in capital	1,879,594	3,079,368
Retained earnings	12,226,385	12,207,913
Accumulated other comprehensive income (loss)	(1,224,744)	(1,684,768)
Total FME AG shareholders' equity	12,792,675	13,309,832
Noncontrolling interests	964,807	972,977
Total equity	13,757,482	14,282,809
Total liabilities and equity	€ 31,449,211	€ 31,002,333